As filed with the Securities and Exchange Commission on May 17, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/ Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 92.28%	Value
	Aerospace & Defense - 2.78%
25,190	United Technologies Corp.	$3,169,406

	Air Freight & Logistics - 2.35%
11,170	Fedex Corp.	2,682,029

	Banks - 7.24%
33,840	Citigroup, Inc.	2,284,200
17,330	First Republic Bank	1,604,931
39,605	JPMorgan Chase & Co.	4,355,362
		8,244,493
	Beverages - 1.82%
19,000	PepsiCo, Inc.	2,073,850

	Biotechnology - 6.20%
13,906	Amgen, Inc.	2,370,695
26,655	Celgene Corp. (a)	2,377,892
30,610	Gilead Sciences, Inc.	2,307,688
		7,056,275
	Capital Markets - 4.07%
38,465	Morgan Stanley	2,075,571
25,625	State Street Corp.	2,555,581
		4,631,152
	Chemicals - 3.79%
37,483	DowDuPont, Inc.	2,388,042
13,380	Praxair, Inc.	1,930,734
		4,318,776
	Communications Equipment - 3.26%
86,565	Cisco Systems, Inc.	3,712,773

	Diversified Telecommunication Services - 2.57%
38,462	CenturyLink, Inc.	631,931
67,245	Zayo Group Holdings, Inc. (a)	2,297,089
		2,929,020
	Electrical Equipment - 2.04%
29,115	Eaton Corp PLC (b)	2,326,580

	Energy Equipment & Services - 1.48%
60,915	Baker Hughes, Inc.	1,691,609

	Food & Staples Retailing - 4.09%
99,470	Sprouts Farmers Market, Inc. (a)	2,334,561
26,070	Wal-Mart Stores, Inc.	2,319,448
		4,654,009
	Health Care Equipment & Supplies - 2.09%
11,000	Becton, Dickinson & Co.	2,383,700

	Health Care Providers & Services - 4.02%
26,162	Express Scripts Holding Co. (a)	1,807,271
17,140	Laboratory Corporation of America Holdings (a)	2,772,395
		4,579,666

	Health Care Technology - 1.39%
27,275	Cerner Corp. (a)	1,581,950

	Hotels, Restaurants & Leisure - 2.26%
44,465	Starbucks Corp.	2,574,079

	Household Products - 1.61%
36,320	Church & Dwight Co., Inc.	1,829,075

	Industrial Conglomerates - 1.77%
9,175	3M Co.	2,014,096

	Insurance - 1.99%
37,125	Principal Financial Group, Inc.	2,261,284

	Internet Software & Services - 3.57%
3,938	Alphabet, Inc. - Class C (a)	4,063,189

	Life Sciences Tools & Services - 1.61%
9,225	Waters Corp. (a)	1,832,546

	Machinery - 1.45%
38,245	Flowserve Corp.	1,657,156

	Media - 3.97%
95,990	Interpublic Group of Cos., Inc.	2,210,650
62,880	Twenty-First Century Fox, Inc. - Class A	2,307,067
		4,517,717
	Multiline Retail - 1.20%
28,175	Nordstrom, Inc.	1,363,952

	Multi-Utilities - 2.53%
25,865	Sempra Energy	2,876,705

	Oil, Gas & Consumable Fuels - 3.93%
25,979	Chevron Corp.	2,962,645
94,165	Marathon Oil Corp.	1,518,881
		4,481,526
	Professional Services - 1.52%
54,445	Nielsen Holdings PLC (b)	1,730,806

	Semiconductors & Semiconductor Equipment - 1.52%
19,280	Silicon Laboratories, Inc. (a)	1,733,272

	Software - 8.92%
45,995	Fortinet, Inc. (a)	2,464,412
11,775	Intuit	2,041,196
40,530	Microsoft Corp.	3,699,173
24,215	Tableau Software, Inc. - Class A (a)	1,957,057
		10,161,838
	Technology Hardware, Storage & Peripherals - 3.58%
24,306	Apple, Inc.	4,078,061

	Textiles, Apparel & Luxury Goods - 1.66%
65,530	Gildan Activewear, Inc. (b)	1,893,162
	TOTAL COMMON STOCKS (Cost $69,399,182)	105,103,752

	REITS - 5.00%
46,080	American Campus Communities, Inc.	1,779,610
66,905	CubeSmart	1,886,721
96,675	Starwood Property Trust, Inc.	2,025,341
	TOTAL REITS (Cost $5,721,657)	5,691,672

	MONEY MARKET FUNDS - 3.47%
3,952,008	Fidelity Institutional Government Portfolio - Class I, 1.49% (c)	3,952,008
	TOTAL MONEY MARKET FUNDS (Cost $3,952,008)	3,952,008

	Total Investments in Securities (Cost ($79,072,847) - 100.75%	114,747,432
	Liabilities in Excess of Other Assets - (0.75)%	(856,439)
	NET ASSETS - 100.00%	$113,890,993

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Notes to the Schedule of Investments
March 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund's (the "Fund") investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees ("Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 10,348,909	$ -	$ -	$ 10,348,909
Consumer Staples	8,556,934	-	-	8,556,934
Energy	6,173,136	-	-	6,173,136
Financials	15,136,930	-	-	15,136,930
Health Care	17,434,137	-	-	17,434,137
Industrials	13,580,073	-	-	13,580,073
Information Technology	23,749,132	-	-	23,749,132
Materials	4,318,776	-	-	4,318,776
Telecommunication Services	2,929,020	-	-	2,929,020
Utilities	2,876,705	-	-	2,876,705
Total Common Stocks	105,103,752	-	-	105,103,752
REITs
Financials	2,025,341	-	-	2,025,341
Real Estate	3,666,331	-	-	3,666,331
Total REITs	5,691,672	-	-	5,691,672
Short-Term Investments	3,952,008	-	-	3,952,008
Total Investments in Securities	$ 114,747,432	$ -	$ -	$ 114,747,432

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2018, the end of the reporting period. The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended March 31, 2018.

Item 2. Controls and Procedures.
(a)
The Registrant's President/Chief Executive Office/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive
                                             Officer/Principal Executive Officer

Date:                                         05/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                         05/14/2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/ Principal Financial
                                              Officer

Date                                         05/14/2018

* Print the name and title of each signing officer under his or her signature.